Consolidated Statements of Comprehensive Income / (loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income / (loss)		$ 42,366	$ 17,797	$ (85,276)
Other comprehensive income / (loss), net of tax
Foreign currency translation adjustment	[1]	37	(17,501)	(6,733)
Comprehensive income / (loss)		$ 42,403	$ 296	$ (92,009)

[1]	No tax impact